united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23049

Hays Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 7/31

Date of reporting period: 4/30/17

Item 1. Schedule of Investments.

Hays Tactical Multi-Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017
Shares		Value
	EXCHANGE TRADED FUNDS - 95.5%
	COMMODITY FUND - 20.0%
163,338	PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	$ 2,647,709

	DEBT FUND - 21.3%
33,312	iShares 1-3 Year Treasury Bond ETF	2,818,862

	EQUITY FUNDS - 54.2%
20,721	Vanguard FTSE All-World ex-US ETF	1,011,807
28,454	Vanguard FTSE Emerging Markets ETF	1,147,834
35,732	Vanguard REIT ETF	2,958,252
16,864	Vanguard Total Stock Market ETF	2,067,695
		7,185,588

	TOTAL INVESTMENTS - 95.5% (Cost - $12,506,738) (a)	$ 12,652,159
	OTHER ASSETS LESS LIABILITIES - 4.5%	596,756
	NET ASSETS - 100.0%	$ 13,248,915

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
	$12,506,738 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 335,375
	Unrealized Depreciation:	(189,954)
	Net Unrealized Appreciation:	$ 145,421

Hays Tactical Multi Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

The following is a summary of significant accounting policies followed by the Hays Tactical Multi Asset Fund (the "Fund") in preperation of its portfolio of investments. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask price.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Hays Series Trust
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2017 for the Fund's assets and liabilities measured at fair value:

Multi-Asset Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 12,652,159	$ -	$ -	$ 12,652,159
Total Assets	$ 12,652,159	$ -	$ -	$ 12,652,159
* Refer to the Portfolio of Investment for classification.
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hays Series Trust

By (Signature and Title)

/s/ Jeffrey Hays

Jeffrey Hays, President/Principal Executive Officer

Date 6/26/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jeffrey Hays

Jeffrey Hays, President/Principal Executive Officer

Date 6/26/17

By (Signature and Title)

/s/ Keith Hays

Keith Hays, Treasurer/Principal Financial Officer

Date 6/26/17